Significant Accounting Policies and Basis of Presentation - Schedule of Allowance for Sales Incentives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ 72,657
Ending balance	80,448	$ 72,657
Allowance for sales incentives
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	63,367	23,024	$ 28,903
Add: Charged to revenue	210,543	179,100	85,178
Less: Utilization of sales incentive reserve	(203,071)	(138,757)	(91,057)
Ending balance	$ 70,839	$ 63,367	$ 23,024